Investments carried under the equity method, Movement of the investments held in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments in associates [Abstract]
Initial balance	$ 139,925	$ 53,419
Share of (loss)/profit	510	7,457
Distributions	(23,703)	(36,780)
Acquisitions	0	113,897
Others (incl. currency translation differences)	(118)	1,932
Final balance	$ 116,614	$ 139,925